Expense Example {- Fidelity Freedom Blend 2045 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K Combo Pro-06 - Fidelity Freedom Blend 2045 Fund - Fidelity Freedom Blend 2045 Fund - Class K	Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493